Expense Example	Sep. 29, 2025 USD ($)
Amana Income Fund | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 103
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	555
Expense Example, with Redemption, 10 Years	1,231
Amana Income Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	244
Expense Example, with Redemption, 5 Years	424
Expense Example, with Redemption, 10 Years	946
Amana Growth Fund | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
Amana Growth Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	197
Expense Example, with Redemption, 5 Years	343
Expense Example, with Redemption, 10 Years	768
Amana Developing World Fund | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,455
Amana Developing World Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	313
Expense Example, with Redemption, 5 Years	544
Expense Example, with Redemption, 10 Years	1,206
Amana Participation Fund | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	458
Expense Example, with Redemption, 10 Years	1,019
Amana Participation Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	$ 738